Contracts with Customers - Contract Costs (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Current deferred mobilization and contract preparation costs	$ 25.7	$ 38.4
Non-current deferred mobilization and contract preparation costs	24.1	17.1
Total deferred mobilization and contract preparation asset	$ 49.8	$ 55.5